SCHEDULE OF ACCOUNTS RECEIVABLE NET (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable	$ 2,638,333	$ 3,184,892
Allowance for credit losses	(187,462)	(117,195)
Accounts receivable, net	$ 2,450,871	$ 3,067,697